Business Combinations - Schedule of Purchase Price Allocation To Assets Acquired And Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Jun. 13, 2025	Jan. 08, 2025
Business Combination [Line Items]
Cash and cash equivalents			$ 22,431	$ 685
Accounts receivable, net			8,369	4,618
Contract assets			2,500	3,608
Prepaid and other current assets			492	204
Property, plant and equipment			7,262	16,942
Operating lease right-of-use assets				312
Intangible assets			20,300	1,260
Accounts payable and accrued expenses			(3,771)	(10,968)
Contract liabilities			(1,986)	(99)
Deferred tax liability			(6,086)
Lease liabilities, long-term			(1,086)	(312)
Total identifiable net assets assumed			48,425	16,250
Goodwill	$ 429,035	$ 429,279	18,581	691
Net assets acquired			67,006	16,941
Assets acquired net of cash and cash equivalents			$ 44,575	$ 16,256